F. Intangible Assets (Details-Amortization Schedule) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
2014	$ 68
2015	68
2016	68
2017	68
2018	68
Thereafter	511
Amortization expense for intangible assets	$ 851	$ 795